Derivative financial and operating assets and liabilities - Summary of reclassification adjustments from other comprehensive income to Consolidated Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	€ (445)	€ (532)	€ 353
Cash flow hedges:
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Ineffectiveness and discontinued hedges	(48)	4	(6)
Tax expenses/(benefit)	84	77	(99)
Total recognized in the Consolidated Income Statement	(384)	(404)	179
Cash flow hedges: | Currency risk management | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	222	(101)	(111)
Cash flow hedges: | Currency risk management | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	(42)	7	(10)
Cash flow hedges: | Interest rate risk management | Results from investments
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	19	44	(59)
Cash flow hedges: | Interest rate risk management | Net financial income (expense)
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	3	0	0
Cash flow hedges: | Commodity price risk management | Cost of revenue
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Reclassification adjustments on cash flow hedges, before tax	€ (616)	€ (435)	€ 464